Insurance service expenses and other expenditure (Tables)	12 Months Ended
Dec. 31, 2025
Insurance service expenses and other expenditure [Abstract]
Schedule of analysis of expenses	An analysis of the expenses incurred by the Group in the year is provided in the table below.

	2025 $m	2024 $m	2023 $m
Expenses attributed to insurance acquisition cash flows note (i)	5,379	4,987	4,833
Other directly attributable expenses note (ii)	1,455	1,328	1,258
Other expenditure note (iii)	1,031	1,003	990
Total expenses	7,865	7,318	7,081
Notes
(i)Expenses attributed to insurance acquisition cash flows represent insurance acquisition expenses incurred in the year, which are implicitly deferred within the
CSM and amortised as part of the CSM amortisation. Ceding commissions received from outward reinsurance agreements are not included in the analysis above.
(ii)Other directly attributable expenses are those incurred in the year when providing insurance services to the policyholders, excluding the cost of claims and benefit payments. The expected other directly attributable expenses are explicitly included within the BEL and form part of the BEL release to the insurance revenue. The actual other directly attributable expenses incurred in the year form part of insurance service expenses.
(iii)Other expenditure includes interest expense other than interest on core structural borrowings that is presented separately on the income statement as
Finance costs. Total segment interest expense is $53 million (2024: $62 million; 2023: $58 million), of which $22 million (2024: $23 million; 2023:
$31 million arises in the Hong Kong segment and $23 million (2024: $35 million; 2023: $23 million) arises in central operations with the remainder spread broadly across the other markets. Included within interest expense is $11 million (2024: $10 million; 2023: $7 million) of interest on lease liabilities. Core structural borrowings and operational borrowings (other than lease liabilities) represent financial liabilities that are not classified at FVTPL.
Total depreciation and amortisation expenses relate primarily to amortisation of distribution rights intangibles as shown in note
C4.2 and depreciation of property, plant and equipment as shown in note C10. The segmental analysis of total depreciation and amortisation is shown below.

Schedule of segmental analysis of depreciation and amortisation

	2025 $m	2024 $m	2023 $m
Hong Kong	157	51	42
Indonesia	17	12	11
Malaysia	51	22	21
Singapore	93	36	36
Growth markets and other	223	372	369
Eastspring	12	13	12
Total segment	553	506	491
Unallocated to a segment (central operations)	18	17	33
Total depreciation and amortisation	571	523	524

Schedule of costs of employment	Total staff and employment costs are analysed by category below:

	2025 $m	2024 $m	2023 $m
Wages and salaries	1,228	1,119	1,079
Social security costs	38	37	37
Defined contribution pension schemes	57	54	46
Total Group	1,323	1,210	1,162

Schedule of average number of staff employed	The average number of staff employed by the Group during the years is shown below:

	2025	2024	2023
Asia and Africa operations note	14,770	14,851	14,479
Head office function	568	561	551
Total Group	15,338	15,412	15,030

Schedule of movement in outstanding options and awards	The following table shows the movement in outstanding options and awards under the Group’s share-based compensation plans:

	Options outstanding under Sharesave and ISSOSNE schemes						Awards outstanding under incentive plans
	2025		2024		2023		2025	2024	2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of awards
	millions	£	millions	£	millions	£	millions
Balance at beginning of year	1.7	7.84	1.7	9.50	1.9	10.43	17.5	14.3	21.0
Granted	0.3	7.86	0.6	5.25	0.4	7.76	9.0	10.9	6.3
Exercised	(0.2)	8.20	(0.1)	7.37	(0.3)	11.55	(7.0)	(6.6)	(10.1)
Forfeited	–	7.10	–	7.60	–	7.77	(0.3)	(0.5)	(1.7)
Cancelled	(0.3)	10.90	(0.5)	10.16	(0.3)	11.97	–	–	(0.1)
Lapsed/expired	–	9.20	–	9.42	–	10.36	(0.5)	(0.6)	(1.1)
Balance at end of year	1.5	7.30	1.7	7.84	1.7	9.50	18.7	17.5	14.3
Options immediately exercisable at end of year	0.1	8.54	0.2	11.57	0.2	10.82

Summary of the range of exercise prices for options outstanding	The following table provides a summary of the range of exercise prices for Prudential plc options outstanding at 31 December:

	Outstanding									Exercisable
	Number outstanding millions			Weighted average remaining contractual life years			Weighted average exercise prices £			Number exercisable millions			Weighted average exercise prices £
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Between £5 and £6	0.5	0.5	–	3.3	4.3	–	5.24	5.24	–	–	–	–	–	–	–
Between £7 and £8	0.8	0.7	0.7	2.8	2.7	3.7	7.69	7.55	7.55	0.1	–	–	7.37	–	–
Between £9 and £10	0.1	0.1	0.3	0.4	1.4	1.4	9.64	9.64	9.64	0.1	–	0.1	9.64	–	9.64
Between £11 and £12	0.1	0.4	0.6	1.4	1.3	2.0	11.89	11.70	11.59	–	0.2	–	–	11.57	–
Between £12 and £13	–	–	–	1.5	0.6	–	12.02	12.02	–	–	–	–	–	–	–
Between £13 and £14	–	–	0.1	–	–	0.4	–	–	13.94	–	–	0.1	–	–	13.94
Total	1.5	1.7	1.7	2.8	2.8	2.6	7.30	7.84	9.50	0.2	0.2	0.2	8.54	11.57	10.82

Schedule of assumptions used to estimate fair value amounts on date of grant relating to all options and awards	The fair value amounts estimated on the date of grant relating to all options and awards were determined by using the following assumptions:

	2025			2024			2023
	Sharesave and ISSOSNE options	Prudential LTIP (TSR)	Other awards	Sharesave and ISSOSNE options	Prudential LTIP (TSR)	Other awards	Sharesave and ISSOSNE options	Prudential LTIP (TSR)	Other awards
Dividend yield (%)	2.20	–	–	2.08	–	–	1.38	–	–
Expected volatility (%)	22.97	29.45	–	28.17	28.45	–	30.02	31.50	–
Risk-free interest rate (%)	3.31	3.82	–	3.57	4.39	–	4.55	4.34	–
Expected option life (years)	3.73	–	–	4.03	–	–	3.95	–	–
Weighted average exercise price (£)	£7.86	–	–	£5.24	–	–	£7.75	–	–
Weighted average share price at grant date (£/HKD)	£10.39	HKD 82.75	–	£7.16	HKD 75.10	–	£8.89	HKD 112.76	–
Weighted average fair value at grant date (£/HKD)	£3.11	HKD 55.33	HKD 80.82	£2.50	HKD 29.29	HKD 72.58	£2.85	HKD 49.60	HKD 111.97

Schedule of key management remuneration	Key management constitutes the Directors of Prudential plc and other non-Director members of the GEC, as they have authority and responsibility for planning, directing and controlling the activities of the Group.
Total key management remuneration is analysed in the following table:

	2025 $m	2024 $m	2023 $m
Total Salaries and short term benefits	25.8	24.6	24.0
Share based payments and other long term awards	14.9	12.5	17.1
Payments made on appointment	3.1	0.8	8.1
Post-employment benefits	1.5	1.3	1.0
Total key management remuneration	45.3	39.2	50.2

Schedule of fees payable to the auditor

	2025 $m	2024 $m	2023 $m
Audit of the Company’s annual accounts	5.3	5.3	5.8
Audit of subsidiaries pursuant to legislation	6.0	6.0	8.1
Audit fees payable to the auditor	11.3	11.3	13.9
Audit-related assurance services note (i)	4.2	5.2	4.0
Other assurance services	0.8	1.2	0.9
Non-audit fees payable to the auditor	5.0	6.4	4.9
Total fees payable to the auditor	16.3	17.7	18.8
Notes
(i)Of the audit-related assurance service fees of $4.2 million (2024: $5.2 million; 2023: $4.0 million), $1.2 million (2024: $1.2 million; 2023: $1.1 million)
relates to services that are required by law and regulation as defined by the FRC.
(ii)EY became the Group’s statutory auditor in 2023 replacing KPMG. The fees shown above are wholly in respect of fees payable to EY.